UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:     028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus             New York, NY                 August 16, 2010
--------------------         ------------------           --------------------
    [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               1
                                                        -----------

Form 13F Information Table Entry Total:                         48
                                                        -----------

Form 13F Information Table Value Total:                 $3,606,632
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.               Richard C. Perry.

                                                       Perry Corp
                                               Form 13F Information Table
                                              Quarter ended  June 30, 2010






                                   TITLE OF                 VALUE      SHRS OR    SH/  PUT/             OTHR
ISSUER                              CLASS        CUSIP     (X$1000)    PRN AMT    PRN  CALL  INV DISC   MGR   SOLE   SHARED    NONE
-------------------------------  ----------    ---------   --------    ---------  ---  ----  --------   ----  ----  ---------  -----
Aetna Inc                        COM           00817Y108     29,862    1,132,000  SH   CALL  Shared       1     0  1,132,000     1
Airgas Inc                       COM           009363102      7,178      115,405  SH         Shared       1     0    115,405     1
                                 *W EXP
Bank of America Corp             01/16/2019    060505146      6,943      907,600  SH         Shared       1     0    907,600     1
Chubb Corp                       COM           171232101     10,002      200,000  SH   PUT   Shared       1     0    200,000     1
Coca-Cola Enterprises Inc        COM           191219104      6,729      260,200  SH         Shared       1     0    260,200     1
Dollar Thrifty Automotive Group  COM           256743105     35,792      840,000  SH         Shared       1     0    840,000     1
Doral Financial Corp             COM NEW       25811P886        305      125,000  SH         Shared       1     0    125,000     1
Eclipsys Corp                    COM           278856109      2,029      113,900  SH         Shared       1     0    113,900     1
Endurance Specialty Holdings     SHS           G30397106    268,079    7,143,056  SH         Shared       1     0  7,143,056     1
Enzon Pharmaceuticals Inc        COM           293904108     30,672    2,880,000  SH         Shared       1     0  2,880,000     1
Fidelity National Information    COM           31620M106      4,573      170,500  SH         Shared       1     0    170,500     1
                                 *W EXP
Ford Motor Co                    01/01/2013    345370134      5,294    1,696,900  SH         Shared       1     0  1,696,900     1
Gilead Sciences Inc              COM           375558103     20,568      600,000  SH         Shared       1     0    600,000     1
Globalstar Inc                   COM           378973408      3,473    2,255,428  SH         Shared       1     0  2,255,428     1
Humana Inc                       COM           444859102    148,428    3,250,000  SH         Shared       1     0  3,250,000     1
Humana Inc                       COM           444859102     10,212      223,600  SH   CALL  Shared       1     0    223,600     1
ICO Global Communications Hold   CL A          44930K108      2,600    1,615,018  SH         Shared       1     0  1,615,018     1
ISHARES TR INDEX                 RUSSELL 2000  464287655    122,230    2,000,000  SH         Shared       1     0  2,000,000     1
ISHARES TR INDEX                 RUSSELL 2000  464287655    519,478    8,500,000  SH   PUT   Shared       1     0  8,500,000     1
Johnson & Johnson                COM           478160104     31,942      540,835  SH         Shared       1     0    540,835     1
                                 UT LTD
Kinder Morgan Energy Partners    PARTNER       494550106     16,968      260,800  SH   PUT   Shared       1     0    260,800     1
Kulicke & Soffa Industries Inc   COM           501242101     23,868    3,400,000  SH         Shared       1     0  3,400,000     1
Leap Wireless International Inc  COM NEW       521863308     12,980    1,000,000  SH         Shared       1     0  1,000,000     1
Liz Claiborne Inc                COM           539320101     29,514    6,993,834  SH         Shared       1     0  6,993,834     1
Microsoft Corp                   COM           594918104    165,212    7,180,000  SH   CALL  Shared       1     0  7,180,000     1
Net 1 UEPS Technologies Inc      COM NEW       64107N206      8,046      600,000  SH         Shared       1     0    600,000     1
North American Energy Partners   COM           656844107     40,604    4,598,466  SH         Shared       1     0  4,598,466     1
Pacific Sunwear Of California    COM           694873100     10,080    3,150,000  SH         Shared       1     0  3,150,000     1
QEP Resources Inc                COM           74733V100     71,526    2,320,000  SH         Shared       1     0  2,320,000
QUALCOMM Inc                     COM           747525103     36,124    1,100,000  SH         Shared       1     0  1,100,000     1
Questar Corp                     COM           748356102     30,346    2,070,000  SH         Shared       1     0  2,070,000     1
                                 ADR PFD
Royal Bank of Scotland Group     SER P         780097762      2,950      266,957  SH         Shared       1     0    266,957     1
                                 ADR PREF
Royal Bank of Scotland Group     SHS R         780097747      4,209      376,099  SH         Shared       1     0    376,099     1
                                 SP ADR
Royal Bank of Scotland Group     PREF T        780097713     29,996    2,476,946  SH         Shared       1     0  2,476,946     1
                                 SP ADR
Royal Bank of Scotland Group     PREF M        780097796     49,621    4,486,483  SH         Shared       1     0  4,486,483     1
                                 ADR PREF
Royal Bank of Scotland Group     SER N         780097770     15,916    1,427,412  SH         Shared       1     0  1,427,412     1
                                 ADR PREF
Royal Bank of Scotland Group     SHS Q         780097754     30,287    2,645,164  SH         Shared       1     0  2,645,164     1
                                 SP ADR
Royal Bank of Scotland Group     PREF S        780097739     44,570    3,986,560  SH         Shared       1     0  3,986,560     1
SPDR GOLD TRUST                  GOLD SHS      78463V107    229,975    1,890,000  SH   PUT   Shared       1     0  1,890,000     1
                                 UNIT SER
SPDR S&P 500 ETF TR              1 S&P         78462F103  1,215,932   11,780,000  SH   PUT   Shared       1     0 11,780,000     1
                                 S&P RETAIL
SPDR SERIES TRUST                ETF           78464A714    124,775    3,500,000  SH   PUT   Shared       1     0  3,500,000     1
STEC Inc                         COM           784774101      5,025      400,100  SH         Shared       1     0    400,100     1
Synaptics Inc                    COM           87157D109      8,250      300,000  SH         Shared       1     0    300,000     1
Synaptics Inc                    COM           87157D109     11,000      400,000  SH   PUT   Shared       1     0    400,000     1
TerreStar Corp                   COM           881451108      2,475    5,000,000  SH         Shared       1     0  5,000,000     1
UnitedHealth Group Inc           COM           91324P102     21,831      768,700  SH   CALL  Shared       1     0    768,700     1
Universal American Corp          COM           913377107     98,162    6,816,833  SH         Shared       1     0  6,816,833     1
                                 *W EXP
Virgin Media Inc                 01/10/2011    92769L119          1       17,349  SH         Shared       1     0     17,349     1


                                               Total      3,606,632